Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 16, 2016	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized			100,000,000	100,000,000
Reserved Shares Dividend Reinvestment			155,086
Share Price	$ 54.63
Stock Issued During Period, Value, New Issues	$ 52,800			$ 52,761
Common Stock, Shares, Outstanding			28,736,000	28,630,000
Employee Stock Purchase Plan Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			43,058
Restated Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			91,688	180,163	352,688	416,088
Base shares offered [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		880,000
Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		132,000
Sale of Stock, Offering Period		30 days
Total shares issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	1,012,000
Stock Repurchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program Expiration Date			May 31, 2018
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			2,800,000
Stock Repurchase Program, Authorized Amount			$ 100,000
Treasury Stock, Shares, Acquired			0
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan					46,000
Stock Issued During Period, Shares, New Issues				1,012,000
Common Stock, Shares, Outstanding			28,736,000	28,630,000	27,427,000	27,284,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans			18,000	18,000	19,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			88,000	173,000	78,000
Repurchases Since Plan Inception in Year 2000 [Member] | Stock Repurchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock, Shares, Acquired			2,100,000
Treasury Stock, Value, Acquired, Cost Method			$ 83,300